Business combinations - Additional Information (Detail) - USD ($) $ in Thousands	7 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Apr. 16, 2021	Oct. 27, 2020
Acquisition Of Escuela de Internet [Member]
Disclosure of geographical areas [line items]
Percentage of voting equity interests acquired					100.00%
Suiteshare [Member]
Disclosure of geographical areas [line items]
Percentage of voting equity interests acquired						100.00%
Revenue of combined entity as if combination occurred at beginning of period	$ 401
Profit (loss) of combined entity as if combination occurred at beginning of period	66
Fair value of acquired receivables	592	$ 592	$ 592
Gross contractual amounts receivable for acquired receivables	$ 102	102	102
Work Area [Member]
Disclosure of geographical areas [line items]
Revenue of acquiree since acquisition date		4,103
Profit (loss) of acquiree since acquisition date		$ 104
Revenue of combined entity as if combination occurred at beginning of period			4,464
Profit (loss) of combined entity as if combination occurred at beginning of period			$ 336
Fair value of acquired receivables				$ 512
Gross contractual amounts receivable for acquired receivables				$ 100